UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
US government and agency obligations—6.34%
Federal Home Loan Bank
0.040%, due 03/14/14[1]	20,000,000	19,999,134
0.125%, due 03/27/14	4,000,000	3,999,732
US Treasury Note
2.625%, due 07/31/14	10,000,000	10,120,850
Total US government and agency obligations (cost—$34,119,716)		34,119,716
Certificates of deposit—20.24%
Banking-non-US — 15.04%
Bank of Nova Scotia
0.247%, due 02/19/14[2]	5,000,000	5,000,000
Credit Industriel et Commercial
0.190%, due 02/13/14	6,000,000	6,000,000
0.200%, due 03/04/14	5,000,000	5,000,000
Credit Suisse
0.190%, due 04/03/14	10,000,000	10,000,000
Mizuho Bank Ltd.
0.200%, due 04/09/14	10,000,000	10,000,000
National Australia Bank Ltd.
0.275%, due 04/07/14[2]	3,000,000	3,000,000
Natixis
0.225%, due 02/26/14[2]	5,000,000	5,000,000
Nordea Bank Finland PLC
0.290%, due 11/20/14	3,000,000	3,000,000
Norinchukin Bank Ltd.
0.150%, due 02/14/14	10,000,000	10,000,000
Oversea-Chinese Banking Corp., Ltd.
0.195%, due 04/15/14	10,000,000	10,000,000
Societe Generale
0.279%, due 02/28/14[2]	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 03/10/14	10,000,000	10,000,000
		81,000,000
Banking-US — 5.20%
Bank of America N.A.
0.160%, due 02/13/14	5,000,000	5,000,000
Branch Banking & Trust Co.
0.160%, due 04/14/14	10,000,000	10,000,000
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	3,000,000	3,000,000
Wells Fargo Bank N.A.
0.210%, due 06/09/14	10,000,000	10,000,000
		28,000,000
Total certificates of deposit (cost—$109,000,000)		109,000,000

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Commercial paper[1] —53.3%
Asset backed-auto & truck — 0.56%
FCAR Owner Trust II
0.160%, due 02/04/14	3,000,000	2,999,987
Asset backed-miscellaneous — 21.73%
Atlantic Asset Securitization LLC
0.120%, due 02/12/14	10,000,000	9,999,700
Cancara Asset Securitisation LLC
0.190%, due 02/11/14	13,000,000	12,999,451
Chariot Funding LLC
0.230%, due 04/29/14	10,000,000	9,994,569
Ciesco LLC
0.230%, due 02/03/14[3,4]	12,000,000	12,000,000
Gotham Funding Corp.
0.170%, due 02/04/14	10,000,000	9,999,953
0.140%, due 02/07/14	6,000,000	5,999,907
Liberty Street Funding LLC
0.160%, due 02/06/14	9,000,000	8,999,880
Manhattan Asset Funding Co. LLC
0.150%, due 03/10/14	5,000,000	4,999,271
Old Line Funding LLC
0.200%, due 03/17/14	5,000,000	4,998,833
0.230%, due 04/15/14	4,000,000	3,998,186
Regency Markets No. 1 LLC
0.140%, due 02/14/14	11,000,000	10,999,530
Sheffield Receivables Corp.
0.180%, due 03/05/14	5,000,000	4,999,250
0.180%, due 03/11/14	10,000,000	9,998,200
Victory Receivables Corp.
0.140%, due 02/11/14	7,000,000	6,999,782
		116,986,512
Banking-non-US — 6.13%
Caisse Centrale Desjardins du Quebec
0.170%, due 03/05/14	9,000,000	8,998,725
Credit Agricole N.A., Inc.
0.100%, due 02/06/14	10,000,000	9,999,917
DBS Bank Ltd.
0.240%, due 04/01/14	7,000,000	6,997,340
Mizuho Funding LLC
0.200%, due 02/05/14	7,000,000	6,999,922
		32,995,904
Banking-US — 15.40%
Bedford Row Funding Corp.
0.280%, due 10/09/14	3,000,000	2,994,213
BNP Paribas Finance, Inc.
0.230%, due 03/03/14	5,000,000	4,999,105
0.200%, due 03/06/14	10,000,000	9,998,278

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-US— (concluded)
Erste Finance LLC
0.160%, due 02/03/14	5,000,000	5,000,000
ING (US) Funding LLC
0.190%, due 03/10/14	15,000,000	14,997,229
Natixis US Finance Co. LLC
0.100%, due 02/03/14	15,000,000	15,000,000
Northern Pines Funding LLC
0.210%, due 02/28/14	10,000,000	9,998,542
0.210%, due 03/28/14	6,000,000	5,998,145
Societe Generale N.A., Inc.
0.020%, due 02/03/14	14,000,000	14,000,000
		82,985,512
Energy-integrated — 2.79%
CNPC Finance HK Ltd.
0.300%, due 02/07/14	5,000,000	4,999,833
0.310%, due 02/12/14	10,000,000	9,999,225
		14,999,058
Finance-captive automotive — 2.60%
Toyota Motor Credit Corp.
0.198%, due 02/24/14[2]	6,000,000	6,000,000
0.210%, due 02/26/14	5,000,000	4,999,329
0.200%, due 04/16/14	3,000,000	2,998,800
		13,998,129
Pharmaceuticals — 2.79%
Sanofi-Aventis
0.070%, due 02/06/14	15,000,000	14,999,912
Retail-discount — 1.30%
Wal-Mart Stores, Inc.
0.050%, due 03/03/14	7,000,000	6,999,728
Total commercial paper (cost—$286,964,742)		286,964,742
Non-US government agency—0.56%
Supranational — 0.56%
Export Development Canada
0.130%, due 02/03/14[2,4]
(cost — $3,000,000)	3,000,000	3,000,000
Short-term corporate obligation — 1.86%
Banking-non-US — 1.86%
Barclays Bank PLC
0.350%, due 02/03/14[2,5](cost—$10,000,000)	10,000,000	10,000,000
Repurchase agreements—17.72%
Repurchase agreement dated 01/31/14 with Barclays Capital,
Inc., 0.020% due 02/03/14, collateralized by $51,192,000
US Treasury Note, 2.125% due 01/31/21; (value—
$51,000,030); proceeds: $50,000,083	50,000,000	50,000,000

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – January 31, 2014 (unaudited)

Security Description	Face amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 01/31/14 with Deutsche Bank
Securities, Inc., 0.020% due 02/03/14, collateralized by
$2,898,000 Federal Farm Credit Bank, 2.400% to 5.270%
due 06/14/22 to 05/01/29, $5,100,000 Federal Home Loan
Bank obligations, 0.130% to 3.300% due 10/08/14 to
09/07/32, $20,990,428 Federal Home Loan Mortgage Corp.
obligations, zero coupon to 6.250% due 08/28/14 to
07/15/32, $17,732,000 Federal National Mortgage
Association obligations, 1.000% to 6.250% due 03/13/14 to
06/05/36 and $1,978,000 Financing Corp STRIP, zero
coupon due 09/26/19; (value—$45,900,308); proceeds:
$45,000,075	45,000,000	45,000,000
Repurchase agreement dated 01/31/14 with State Street Bank
and Trust Co., 0.000% due 02/03/14, collateralized by
$433,160 Federal National Mortgage Association obligations,
2.120% due 11/07/22 and $5,992 US Treasury Bond, 5.500%
due 08/15/28; (value—$410,398); proceeds: $402,000	402,000	402,000
Total repurchase agreements (cost—$95,402,000)		95,402,000
Total investments
(cost — $538,486,458 which approximates cost for federal income tax purposes) — 100.02%		538,486,458
Liabilities in excess of other assets — (0.02)%		(82,593)
Net assets
(applicable to 538,403,586 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		538,403,865

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the Fund's investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	34,119,716	—	34,119,716
Certificates of deposit	—	109,000,000	—	109,000,000
Commercial paper	—	286,964,742	—	286,964,742
Non-US government agency	—	3,000,000	—	3,000,000
Short-term corporate obligation	—	10,000,000	—	10,000,000
Repurchase agreements	—	95,402,000	—	95,402,000
Total	—	538,486,458	—	538,486,458

At January 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity—33 days.

UBS Money Series

UBS Liquid Assets Fund
Schedule of investments – January 31, 2014 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	68.2
Japan	9.5
France	8.3
Canada	3.1
Singapore	3.1
China	2.8
Switzerland	1.9
United Kingdom	1.9
Australia	0.6
Finland	0.6
Total	100.0

Portfolio footnotes

1	Rates shown are the discount rates at date of purchase.

2	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3	Rate represents stated coupon rate.

4	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.79% of net assets as of January 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	Illiquid security representing 1.86% of net assets as of January 31, 2014.

UBS Money Series

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles ("US GAAP") requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's semiannual report to shareholders dated October 31, 2013.

UBS Money Series

UBS Select Prime Institutional Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 1/31/14 were $4,463,246,329.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 1/31/14 were $5,043,841,934.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 1/31/14 were $463,408,547.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 1/31/14 were $8,831,900,498.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 1/31/14 were $6,081,937,675.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 1/31/14 were $178,044,485.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 1/31/14 were $346,729,393.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Treasury Investor Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 1/31/14 were $270,368,887.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 1/31/14 were $29,040,727.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Capital Fund
This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Capital Fund as of 1/31/14 were $1,994,706,233.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund
This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Capital Fund as of 1/31/14 were $1,358,519,365.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Capital Fund
This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Capital Fund as of 1/31/14 were $916,659,673.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver President

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2014